Employee Benefit Plans (Target Asset Allocation Percentages) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target allocation percentage of assets, Total	100.00%	100.00%	100.00%
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, target allocation percentage of assets, Total	100.00%	100.00%	100.00%
Fixed Income Securities[Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	59.00%	60.00%	50.00%
Fixed Income Securities[Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	57.00%	57.00%	47.00%
Real Assets [member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	8.00%	8.00%	8.00%
Real Assets [member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	10.00%	10.00%	10.00%
Extended Fixed Income Securities [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	0.00%	0.00%	0.00%
Extended Fixed Income Securities [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	3.00%	3.00%	3.00%
Absolute Return [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	3.00%	4.00%	4.00%
Absolute Return [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	5.00%	5.00%	5.00%
Global Equity Securities [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	30.00%	28.00%	38.00%
Global Equity Securities [Member] | Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Allocation Percentage of Assets, Other	25.00%	25.00%	35.00%